Average Annual Total Returns - LVIP SSGA Mid-Cap Index Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	13.19%	11.96%	9.12%	Sep. 02, 2014	12.90%	11.68%	8.85%	Sep. 02, 2014	13.66%	12.35%	9.51%